Significant Transactions Schedule of Identifiable Assets Acquired after Acquisition (Details) (Clearwire Acquisition [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
Jul. 09, 2013
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 986
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	21 years
Finite-Lived Intangibles	12,870
FCC Licenses [Member]
Business Acquisition [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 11,884